CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Flows From Operating Activities:
Net income	$ 11,033,362	$ 9,809,059	$ 9,829,688
Depreciation, amortization and accretion:
Premises and equipment	2,077,120	1,975,944	1,988,670
Net deferred loan costs	1,709,617	1,739,472	2,081,675
Debt and mortgage-backed securities premiums and discounts, net	130,779	446,776	342,962
Equity trust expense	55,307	159,203	234,588
Stock option and award (benefit) expense	(7,669)	1,222,419	1,179,683
Provision for loan losses	1,210,000	12,090,000	14,450,000
(Recovery of) provision for losses on real estate acquired in settlement of loans	(344,859)	1,770,126	3,175,919
Gains on sales of real estate acquired in settlement of loans	(221,036)	(487,251)	(426,868)
Originations of mortgage loans held for sale	(736,293,101)	(1,305,191,000)	(1,402,335,941)
Proceeds from sales of mortgage loans held for sale	746,388,724	1,408,575,064	1,330,605,283
Gain on sales of loans held for sale	(4,764,724)	(12,794,064)	(8,125,283)
Increase in cash value of bank-owned life insurance	(922,897)	(903,177)	(1,001,608)
Decrease in deferred tax asset	1,571,391	1,068,257	1,134,145
Common stock issued under employee compensation plan	115,003	99,997	100,000
Excess tax expense (benefit) from stock-based compensation	6,171		(3,081)
Tax (benefit) expense for release of equity trust shares	(673)	(42,462)	59,749
(Decrease) increase in accrued expenses	(351,500)	(11,715)	(19,719)
Increase (decrease) in current income taxes payable	1,074,570	(463,155)	1,393,980
Changes in other assets and liabilities	(366,254)	5,089,942	(11,397)
Net adjustments	11,065,969	114,344,376	(55,177,243)
Net cash provided by (used in) operating activities	22,099,331	124,153,435	(45,347,555)
Proceeds from:
Maturities of debt securities held to maturity	25,000,000	0	0
Maturities of debt securities available for sale	58,255,000	72,785,000	43,200,000
Principal payments on mortgage-backed securities	1,052,573	1,413,554	3,961,106
Redemption of Federal Home Loan Bank stock	19,801,600	18,840,800	5,312,900
Sales of real estate acquired in settlement of loans receivable	5,506,995	13,708,908	5,518,983
Sales of equipment	8,974	25,363	13,562
Purchases of:
Debt securities held to maturity	(50,123,099)
Debt securities available for sale	(32,536,680)	(90,353,709)	(50,605,230)
Federal Home Loan Bank stock	(23,292,000)	(18,059,600)	(7,771,100)
Premises and equipment	(1,486,332)	(1,444,443)	(1,960,043)
Net increase in loans receivable	(122,458,446)	(14,693,092)	25,511,104
Cash paid for equity in joint venture	(58,000)
Cash received from equity in joint venture		60,000
Net cash used in investing activities	(120,329,415)	(17,717,219)	23,181,282
Cash Flows From Financing Activities:
Net increase (decrease) in deposits	10,841,505	(70,886,719)	(21,470,597)
Net (decrease) increase in overnight retail repurchase agreements	1,692,827	(14,501,454)	(1,625,457)
Proceeds from (repayment of) Federal Home Loan Bank advances, net	89,900,000	(11,000,000)	60,000,000
Proceeds received from term loan	10,000,000
Payments on term loan	(750,000)
Net increase (decrease) in advance payments by borrowers for taxes and insurance	309,184	(1,724,526)	643,467
Proceeds from stock options exercised	(193,166)	(210,361)	(503,422)
Issuance of treasury shares to equity trust		566,527	339,517
Excess tax (benefit) expense from stock-based compensation	(6,171)		3,081
Tax expense (benefit) for release of equity trust shares	673	42,462	(59,749)
Repurchase of preferred shares, net	(10,000,000)	(7,951,199)	(6,608,067)
Redemption of preferred shares	(6,653,000)
Repurchase of common stock warrant			(1,110,000)
Dividends paid on common stock	(4,384,655)	(4,326,992)	(4,301,725)
Dividends paid on preferred stock	(705,520)	(1,234,529)	(1,626,900)
Commission on shares purchased for dividend reinvestment plan	(19,802)	(24,027)	(22,013)
Common stock issued from treasury shares	6,610,676
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(172,630)	(635,372)	(485,704)
Net cash provided by (used in) financing activities	93,470,599	(82,462,560)	27,430,189
Net (decrease) increase in cash and cash equivalents	(4,759,485)	23,973,656	5,263,916
Cash and cash equivalents at beginning of period	86,308,578	62,334,922	57,071,006
Cash and cash equivalents at end of period	81,549,093	86,308,578	62,334,922
Cash paid during the period for:
Interest on deposits	3,631,707	5,190,095	7,356,332
Interest on borrowed money	1,218,975	971,118	918,582
Interest on subordinated debentures	495,609	509,857	541,114
Cash paid during the period for interest	5,346,291	6,671,070	8,816,028
Income taxes, net	2,591,734	4,120,217	1,804,742
Noncash Investing Activities:
Real estate acquired in settlement of loans receivable	4,687,842	8,869,377	5,625,640
Loans to facilitate the sale of real estate acquired in settlement of loans receivable	339,200	1,435,050	2,123,252
Exchange of preferred shares for common shares	$ 735,000